Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue Recognition
3. R
EVENUE
R
ECOGNITION
We recognize revenue in accordance with ASC 606. We have two reportable segments: Marketplace and Resale.
Through the Marketplace segment, we act as an intermediary between ticket buyers and sellers. We earn revenue processing ticket sales from our Owned Properties, consisting of the Vivid Seats website and mobile applications, and from our Private Label offering, which is comprised of numerous distribution partners.
Marketplace revenues consisted of the following (in thousands):

	Three Months Ended March 31,
	2022	2021
Marketplace revenues:
Owned Properties	$83,666	$18,196
Private Label	26,850	3,797

Total Marketplace revenues	$110,516	$21,993

Marketplace revenues consisted of the following event categories (in thousands):

	Three Months Ended March 31,
	2022	2021
Marketplace revenues:
Concerts	$58,673	$7,014
Sports	38,915	14,138
Theater	12,615	783
Other	313	58

Total Marketplace revenues	$110,516	$21,993

Within the Resale segment, we sell tickets we hold in inventory on resale ticket marketplaces. Resale revenues were $20.3 million during the three months ended March 31, 2022, and $2.1 million during the three months ended March 31, 2021, respectively.
At March 31, 2022, Deferred revenue in the Condensed Consolidated Balance Sheets was $28.2 million, which primarily relates to Vivid Seats Rewards, our loyalty program.
At December 31, 2021, $25.1 million was recorded as deferred revenue, of which $4.0 million was recognized as revenue during the quarter ended March 31, 2022. At December 31, 2020, $6.0 million was recorded as deferred revenue, of which $0.6 million was recognized as revenue during the quarter ended March 31, 2021.

F-51

4. R
EVENUE
R
ECOGNITION
We recognize revenue in accordance with ASC 606. We have two reportable segments: Marketplace and Resale.
Through the Marketplace segment, we act as an intermediary between ticket buyers and sellers. We earn revenue processing ticket sales from our Owned Properties, consisting of the Vivid Seats website and mobile applications, and from our Private Label offering, which is comprised of numerous distribution partners.
During the years ended December 31, 2021, 2020, and 2019 Marketplace revenues consisted of the following (in thousands):

	2021	2020	2019

Marketplace revenues:
Owned Properties	$308,226	$24,188	$329,262
Private Label	81,442	(907)	74,383

Total Marketplace revenues	$389,668	$23,281	$403,645

During the years ended December 31, 2021, 2020, and 2019 Marketplace revenues consisted of the following event categories (in thousands):

	2021	2020	2019
Marketplace revenues:
Concerts	$171,149	$15,775	$187,753
Sports	175,471	3,484	169,577
Theater	41,745	3,759	44,754
Other	1,303	263	1,561

Total Marketplace revenues	$389,668	$23,281	$403,645

Within the Resale segment, we sell tickets we hold in inventory on resale ticket marketplaces. Resale revenues were $53.4 million, $11.8 million, and $65.3 million during the years ended December 31, 2021, 2020, and 2019
, respectively.

At December 31
, 2021, Deferred revenue in the Consolidated Balance Sheets was $25.1 million, which primarily relates to Vivid Seats Rewards, our loyalty program. At December 31, 2020, $6.0 million was recorded as deferred revenue, of which $3.3 million was recognized as revenue during the year ended December 31, 2021.
Deferred revenue for contingent events at December 31, 2021 and 2020 was immaterial.